UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment |_|; Amendment Number: ___
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Mason Capital Management, LLC
Address:    110 East 59th Street, 30th Floor
            New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Grizzetti
Title:      Chief Financial Officer
Phone:      (212) 771-1206

Signature, Place, and Date of Signing:

/s/  John Grizzetti                     New York, New York     February 16, 2010
----------------------------------      ------------------     -----------------
/s/ by John Grizzetti with Express        [City, State]             [Date]
Permission

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              14
                                            --------------------

Form 13F Information Table Value Total:           $672,189
                                            --------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2    Column 3    Column 4         Column 5          Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                 VALUE      SHRS OR   SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER             CLASS       CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
AMERICAN INTL GROUP INC      UNIT         026874115   56,650    5,000,000   SH             Sole               5,000,000
                             99/99/9999
AOL INC                      COM          00184X105   46,560    2,000,000   SH             Sole               2,000,000
BANK OF AMERICA CORPORATION  UNIT         060505419  149,200   10,000,000   SH             Sole              10,000,000
                             99/99/9999
BLACK & DECKER CORP          COM          091797100   87,521    1,350,000   SH             Sole               1,350,000
CLEAR CHANNEL OUTDOOR HLDGS  CL A         18451C109   42,074    4,049,446   SH             Sole               4,049,446
CHIMERA INVT CORP            COM          16934Q109   65,460   16,871,233   SH             Sole              16,871,233
CIT GROUP INC                COM NEW      125581801   20,711      750,144   SH             Sole                 750,144
DELTA AIR LINES INC DEL      COM NEW      247361702       67        5,911   SH             Sole                   5,911
GOLDEN ENTERPRISES INC       COM          381010107    2,036      556,417   SH             Sole                 556,417
HUBBELL INC                  CL A         443510102   16,196      357,537   SH             Sole                 357,537
LIBERTY MEDIA CORP NEW       LIB STAR     53071M708   50,236    1,088,542   SH             Sole               1,088,542
                             COM A
MEAD JOHNSON NUTRITION CO    COM CL A     582839106   64,339    1,472,297   SH             Sole               1,472,297
RAMBUS INC DEL               COM          750917106   61,999    2,540,931   SH             Sole               2,540,931
SAUER-DANFOSS INC            COM          804137107    9,140      761,026   SH             Sole                 761,026